Fees Summary	Jun. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,700,000
Total Fee Amount	2,030.07
Total Offset Amount	0
Net Fee	$ 2,030.07
Offset Table N/A	N/A